Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table provides information by level for the Company’s assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$177,513	$—	$—	$177,513

Total financial assets	$177,513	$—	$—	$177,513

Liabilities
Warrant liabilities	$—	$—	$7,626	$7,626

Total financial liabilities	$—	$—	$7,626	$7,626

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$10,493	$—	$—	$10,493

Total financial assets	$10,493	$—	$—	$10,493

Liabilities
Warrant liabilities	$—	$—	$49,293	$49,293

Total financial liabilities	$—	$—	$49,293	$49,293

Schedule of Changes in Fair Value of Level 3 Financial Instruments
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Redeemable Convertible Preferred Stock Warrant Liability	Redeemable Convertible Preferred Stock Tranche Liability	Private Placement Warrant Liability	Derivative liability
Fair value as of January 1, 2019	$(115)	$—	$—	$—
Recognition of preferred stock warrant liability upon subsequent issuance of warrants	(53)	—	—	—
Change in the fair value included in other income (expense), net	6	—	—	—

Fair value as of December 31, 2019	$(162)	$—	$—	$—
Initial recognition of preferred stock warrant liability upon subsequent issuance of warrants	(691)	(1,610)	—	—
Change in the fair value included in other income (expense), net	(48,440)	—	—	(5,308)
Extinguishment of derivative liability upon conversion of convertible notes	—	—	—	5,308
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net	—	1,610	—	—

Fair value as of December 31, 2020	(49,293)	—	—	—
Private placement warrant liability acquired as part of the Merger	—	—	(19,377)	—
Change in the fair value included in other income (expense), net	(8,804)	—	11,751	—
Issuance of preferred stock upon exercise of warrants	58,097	—	—	—

Fair value as of December 31, 2021	$—	$—	$(7,626)	$—